Investment Securities -- Contractual Maturities of AFS Investment Securities (Details 5) $ in Millions	Mar. 31, 2016 USD ($)
Fair Value
Due in 1 year or less	$ 169
Due after 1 year through 5 years	651
Due after 5 years through 10 years	414
Due after 10 years	180
Mortgage-backed, asset-backed, and collateralized securities	289
Fair Value	1,703
Amortized Cost
Due in 1 year or less	169
Due after 1 year through 5 years	650
Due after 5 years through 10 years	408
Due after 10 years	184
Mortgage-backed, asset-backed, and collateralized securities	288
Total	$ 1,699